LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2014
Assets Held For Sale And Liabilities Associated With Assets Held For Sale [Abstract]
Assets Held For Sale And Liabilities Associated With Assets Held For Sale [Text Block]

NOTE 17: LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE

On February 10, 2014 JERMYN STREET REAL ESTATE FUND IV L.P. (“JERMYN”) was nominated as Preferred Investor pursuant to the international open competitive process for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A (the “Process”). Further to the transaction approval by the Council of Audit on June 5, 2014 the Sale and Purchase Agreement was executed on September 17, 2014 between NBG, the Hellenic Republic Asset Development Fund S.A. ('HRADF') in their capacity as sellers, Apollo Investment Hold Co in its capacity as the buyer, and JERMYN in its capacity as Guarantor. Apollo Investment Hold Co is an SPV, 100.00% owned by JERMYN. The transaction is intended to close following the fulfillment of relevant conditions precedent. These include, among others, the issuance and publication of the applicable Special Public Real Estate Area Development Plan (the “Plan”) in the Government Gazette. In March 2015, the Council of State reached a negative decision regarding the submitted Plan. Following these developments NBG, HRADF and the Preferred Investor are considering a solution within the context of existing competitive process. Given that the delay is caused by events and circumstances beyond NBG's control and that NBG remains committed to its plan to sell the subsidiary, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100.00% subsidiary of Astir Palace Vouliagmenis S.A.) continue to be presented as long-lived assets held for sale in accordance with ASC 360-10-45-11 “Long-Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard are met.

In December 2013, the Bank entered into a binding pre-agreement to dispose of its 100.00% participation on its subsidiary Grand Hotel Summer Palace S.A. and classified the subsidiary as held for sale. As of September 30, 2014, since the criteria for the classification were no longer met because the disposal has not taken place and as a result the pre-agreement is no longer valid, the Group ceased to classify the subsidiary as held for sale. The assets and liabilities of the subsidiary, for the current period, were reclassified to the corresponding line items of the consolidated balance sheet from the lines “Long-lived assets held for sale” and “Liabilities directly associated with long-lived assets held for sale” of the Group (i.e. premises and equipment EUR 8 million, other assets EUR 3 million and other liabilities EUR 1 million). The reclassification of the Grand Hotel Summer Palace S.A. subsidiary out of long-lived assets classified as held for sale had no effect on the results and equity of the Group for the current and prior periods.

Long-lived assets held for sale and the liabilities directly associated with long- lived assets at December 31, comprised:

2014

(EUR in millions)
Goodwill, software, other intangibles and premises and equipment	126
Other assets	15
Total long-lived assets held for sale	141

Accounts payable, accrued expenses and other liabilities	7
Total liabilities directly associated with long-lived assets held for sale	7

In “Goodwill, software, other intangibles and premises and equipment” are included premices of Finansbank, amounted to EUR 23 million, which were disposed of by the end of April 2015.